Asset Acquisition (Details - Aggregate purchase price) - USD ($)		6 Months Ended
	Apr. 07, 2025	Jun. 30, 2025
Business Combination [Line Items]
Cash paid for acquisition		$ 183,000
Edgemode SAPL [Member]
Business Combination [Line Items]
Cash paid for acquisition	$ 183,000
Note payable issued for acquisition	1,750,000
Fair value of common shares issued	3,150,616
Total Purchase Consideration	5,083,616
Land	880,000
Power purchase agreement	4,203,616
Total Purchase Consideration	$ 5,083,616